TRADE AND OTHER RECEIVABLES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Provision for bad and doubtful debts	$ 36,973
Percentage of financing charge	0.50%
Funding arrangements of defined benefit plan [member]
IfrsStatementLineItems [Line Items]
Percentage of financing charge	1.80%
Funding entity amount	$ 737,158	$ 89,298
Funding arrangements of defined benefit plan [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Sales percentage	80.00%
Remaining sales percentage	15.00%
Liability received percentage	80.00%
Funding arrangements of defined benefit plan [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Sales percentage	85.00%
Remaining sales percentage	20.00%
Liability received percentage	85.00%